FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details 4) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 330	$ 460	$ 53
Volatility of American Forwards
TAB 30	157	221
TAB 90	46	70
TAB 180	114	142	51
TAB 360	13	27	2
American Forward USD-CLP [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Volatility of American Forwards
TAB 30
TAB 90
TAB 180
TAB 360
Basis TAB [Member] | CLP
Disclosure of risk management strategy related to hedge accounting [line items]
Total	292	399	48
Volatility of American Forwards
TAB 30	157	221
TAB 90	46	70
TAB 180	84	99	46
TAB 360	5	9	2
Basis TAB [Member] | CLF
Disclosure of risk management strategy related to hedge accounting [line items]
Total	38	61	5
Volatility of American Forwards
TAB 30
TAB 90
TAB 180	30	43	5
TAB 360	$ 8	$ 18